26 EMPLOYEE BENEFITS (Details 11) - Benefits of Pension Plans [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
EmployeeBenefitsLineItems [Line Items]
Year 1	R$ 267,764
Year 2	261,355
Year 3	255,518
Year 4	249,398
Year 5	243,000
Next 5 years	1,109,647
Total forecast payments	R$ 2,386,682